Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6.	Commitments and Contingencies

On October 14, 2013, the Company entered into a Development Agreement and Area of Mutual Interest (“AMI”) Agreement with Gulfport Energy Corporation (“Gulfport”) covering approximately 50,000 aggregate net acres in the Utica Shale in Belmont County, Ohio. The Company refers to these agreements as “Utica Development Agreements.” Pursuant to the Utica Development Agreements, the Company had approximately 68.80% participating interest in acreage currently owned or to be acquired by the Company or Gulfport located within Goshen and Smith Townships (the “Northern Contract Area”) and an approximately 42.63% participating interest in acreage currently owned or to be acquired by the Company or Gulfport located within Wayne and Washington Townships (the “Southern Contract Area”), each within Belmont County, Ohio. The remaining participating interests are held by Gulfport. The participating interests of the Company and Gulfport in each of the Northern and Southern Contract Areas approximated the Company’s then-current relative acreage positions in each area.

Each quarter during the term of the Development Agreement, the Company and Gulfport will establish a work program and budget detailing the proposed exploration and development to be performed in the Northern and Southern Contract Areas, respectively, for the following year. The number of horizontal wells proposed to be drilled in each of the Northern Contract Area and Southern Contract Area is limited by the Development Agreement as follows: in 2014, between eight and 40 wells; in 2015, between eight and 50 wells; and thereafter, unlimited.

The Utica Development Agreements have terms of ten years and are terminable upon 90 days’ notice by either party; provided that, with respect to interests included within a drilling unit, such interests shall remain subject to the applicable joint operating agreement and the Company and Gulfport shall remain operators of drilling units located in the Northern and Southern Contract Areas, respectively, following such termination.

The Company has commitments for gathering and firm transportation under existing contracts with third parties. Future payments under these contracts as of September 30, 2014 totaled $2,887.2 million (remainder of 2014—$15.7 million, 2015—$94.3 million, 2016—$113.6 million, 2017—$113.4 million, 2018—$112.0 million, 2019 – $141.8 million and thereafter—$2,296.4 million).

As of September 30, 2014, the Company had seven drilling rigs (four horizontal and three tophole) under contract, of which five expire in 2015 and two expire in 2017. Future payments under these contracts as of September 30, 2014 totaled $85.9 million (remainder of 2014—$12.2 million, 2015—$46.0 million, 2016—$20.8 million and 2017—$6.9 million). Any other rig performing work for us is performed on a well-by-well basis and therefore can be released without penalty at the conclusion of drilling on the current well. These types of drilling obligations have not been included in the amounts above. The values above represent the gross amounts that we are committed to pay without regard to our proportionate share based on our working interest.

The Company is involved in various litigation matters arising in the normal course of business. Management is not aware of any actions that are expected to have a material adverse effect on its financial position or results of operations.

12.	Commitments and Contingencies

On October 14, 2013, the Company entered into a Development Agreement and Area of Mutual Interest (“AMI”) Agreement with Gulfport Energy Corporation (“Gulfport”) covering approximately 50,000 aggregate net acres in the Utica Shale in Belmont County, Ohio. The Company refers to these agreements as “Utica Development Agreements.” Pursuant to the Utica Development Agreements, the Company had approximately 68.80% participating interest in acreage currently owned or to be acquired by the Company or Gulfport located within Goshen and Smith Townships (the “Northern Contract Area”) and an approximately 42.63% participating interest in acreage currently owned or to be acquired by the Company or Gulfport located within Wayne and Washington Townships (the “Southern Contract Area”), each within Belmont County, Ohio. The remaining participating interests are held by Gulfport. The participating interests of the Company and Gulfport in each of the Northern and Southern Contract Areas approximate the Company’s current relative acreage positions in each area.

Each quarter during the term of the Development Agreement, the Company and Gulfport will establish a work program and budget detailing the proposed exploration and development to be performed in the Northern and Southern Contract Areas, respectively, for the following year. The number of horizontal wells proposed to be drilled in each of the Northern Contract Area and Southern Contract Area is limited by the Development Agreement as follows: in 2013, no more than five wells; in 2014, between eight and 40 wells; in 2015, between eight and 50 wells; and thereafter, unlimited.

The Utica Development Agreements have terms of ten years and are terminable upon 90 days’ notice by either party; provided that, with respect to interests included within a drilling unit, such interests shall remain subject to the applicable joint operating agreement and the Company and Gulfport shall remain operators of drilling units located in the Northern AMI and Southern AMI, respectively, following such termination.

The Company is involved in various litigation matters arising in the normal course of business. Management is not aware of any actions that are expected to have a material adverse effect on its financial position or results of operations.

The Company has commitments for gathering and firm transportation under existing contracts with third parties. Future payments for these items as of December 31, 2013 totaled $637.2 million (2014—$28.3 million, 2015—$52.1 million, 2016—$65.6 million, 2017—$65.4 million, 2018—$64.0 million and thereafter—$361.8 million).

As of December 31, 2013, the Company had two horizontal drilling rigs under contract. One of these contracts expires in 2014. A third rig, which we took delivery of in February 2014, expires in 2015. Future payments for these items as of December 31, 2013 totaled $21.4 million (2014—$11.7 million and 2015—$9.7 million). Any other rig performing work for us is doing so on a well-by-well basis and therefore can be released without penalty at the conclusion of drilling on the current well. These types of drilling obligations have not been included in the amounts above. The values above represent the gross amounts that we are committed to pay without regard to our proportionate share based on our working interest.

Capital leases are entered into for vehicle purchases. The acquisition value of vehicles recorded under capital leases is $2.0 million. Accumulated amortization related to capital leases was $0.2 million and $8 thousand as of December 31, 2013 and 2012, respectively. Amortization expense related to capital leases was $0.2 million, $8 thousand and $0 as of December 31, 2013, 2012 and 2011, respectively. Future lease payments under capital leases as of December 31, 2013 totaled $1.6 million (2014—$0.4 million, 2015—$0.3 million, 2016—$0.3 million, 2017—$0.5 million and 2018—$0.1 million).

Operating leases are primarily entered into for various office locations. Rental expense under operating leases was $0.2 million, $0.2 million and $0.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. Future lease payments under non-cancelable operating leases as of December 31, 2013 totaled $4.5 million (2014—$0.6 million, 2015—$1.0 million, 2016—$0.9 million, 2017—$0.8 million, 2018—$0.8 million and thereafter—$0.4 million).